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               Securities and Exchange Commission
                     Washington, D.C. 20549

                        Rule 24f-2 Notice

                               for

          Alliance Global Dollar Government Fund, Inc.
                   1345 Avenue of the Americas
                    New York, New York 10105

                            under the

                 Investment Company Act of 1940

                        File No. 33-72460

(i)   Fiscal year for which this Notice is filed:

      September 1, 1994 through August 31, 1995

(ii) Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "Act") but which remained unsold at the beginning of such fiscal year:

      None

(iii) Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

      None

(iv) Number or amount of securities sold during such fiscal year:

         6,957,877

(v) Number or amount of securities sold during such fiscal year in reliance upon Rule 24f-2:

         6,957,877*

Exhibit: Opinion of Messrs. Seward & Kissel
_____________________________
* The filing fee of $7,070 is calculated in accordance with Rule 24f-2(c) of the Act and Section 6(b) of the Securities Act of 1933 and is based on the following: the actual aggregate sales price of the 6,957,877 shares sold during such period in reliance upon Rule 24f-2 was $54,884,795; the



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    actual aggregate dollar amount of shares redeemed during the period was $34,381,862; none of which was previously used for reduction pursuant to Rule 24e-2(a) in filings made pursuant to Rule 24e-1 and all of which is being used for reduction pursuant to this Rule 24f-2 Notice.



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                            SIGNATURE

         Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Alliance Global Dollar Government Fund, Inc. has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 25th day of October 1995.

                             Alliance Global Dollar Government
                             Fund, Inc.

                             By /s/ Andrew L. Gangolf

                                    Andrew L. Gangolf
                                    Assistant Secretary




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                         Seward & Kissel
                     One Battery Park Plaza
                      New York, N.Y.  10004

                   Telephone:  (212) 574-1200
                   Facsimile:  (212) 480-8421


                                    October 25, 1995




Alliance Global Dollar Government
  Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105


Dear Sirs:

         We have acted as counsel for Alliance Global Dollar Government Fund, Inc., a Maryland corporation (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 6,957,877 shares of common stock of the Company, par value $.001 per share, during the fiscal year of the Company ended August 31, 1995, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 6,957,877 shares so sold in reliance upon Rule
24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of common stock of the Company under the laws of the State of Maryland.

         Our opinion above stated is expressed as members of the bar of the State of New York.




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         We hereby consent to the filing of this opinion
with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

                                  Very truly yours,

                                  /s/ Seward & Kissel














































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